Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2020
Construction in progress [abstract]
Construction in progress

	2019 RMB’000	2020 RMB’000
As at 1 January	1,559,401	1,815,549
Additions	1,380,254	1,444,888
Transferred to property plant and equipment (Note 17)	(1,123,620)	(1,550,313)
Impairment loss	(486)	—

As at 31 December	1,815,549	1,710,124